Important Notice Regarding Change in Investment Policy

EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND Supplement to Prospectus dated February 1, 2006

Effective January 1, 2007, Eaton Vance-Atlanta Capital Small-Cap Fund (the “Fund”) intends to implement a name change and certain investment policy changes recently approved by the Fund’s Board of Trustees. The Board recently approved a change in the Fund’s investment policies to provide that the Fund will normally invest in small to mid-sized companies. To fully implement the policy changes, the Fund must modify its “80% policy”, which currently requires the Fund to invest at least 80% of its net assets in small company stocks. This policy may only be changed upon 60 days’ advance notice to shareholders. Accordingly, on January 1, 2007, the 80% policy will be changed to state that under normal circumstances, the Fund will invest at least 80% of its net assets in small to mid-cap stocks. The Fund currently invests its assets in Small-Cap Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund. The Portfolio’s Board of Trustees has approved identical changes to the Portfolio’s policies.

1. The following changes will be effective January 1, 2007:

a.	The name of the Fund will be changed to Eaton Vance-Atlanta Capital SMID-Cap Fund. The name of the Portfolio will be changed to SMID-Cap Portfolio.

b.	The following replaces the first two paragraphs in “Investment Objective and Principal Strategies” under “Fund Summaries - Eaton Vance-Atlanta Capital Small-Cap Fund”:

Investment Objective and Principal Strategies. The Fund’s investment objective is to seek long-term capital growth. The Fund invests primarily in common stocks of companies with small to mid-sized market capitalizations (“small to mid-cap stocks”). The shares offered by this prospectus are Class A shares of the Fund.

The Fund will normally invest in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 Index (“Russell 2500”). Under normal circumstances, the Fund invests at least 80% of its net assets in small to mid-cap stocks. The portfolio securities of the Fund are selected by a portfolio management team which relies on the investment adviser’s research staff. The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

c. The following replaces the first three paragraphs under “Investment Objectives & Principal Policies and Risks” for Small-Cap Fund:

SMID-Cap Fund. SMID-Cap Fund’s investment objective is to seek long-term capital growth. SMID-Cap Fund currently invests in SMID-Cap Portfolio. SMID-Cap Portfolio normally invests in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 (“small to mid-cap stocks”). Under normal circumstances, the Portfolio invests at least 80% of its net assets in small to mid-cap stocks. The Portfolio may also invest in larger companies.

SMID-Cap Portfolio invests in a diversified selection of common stocks, emphasizing quality small to mid-sized companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. A company’s financial quality is determined by analysis of its financial statements and the use of “financial quality ratings” provided by nationally recognized rating services or as determined by the investment adviser when the company is not rated or when the investment adviser believes the assigned financial quality rating is not an accurate reflection of the company’s quality. Quality companies are generally “seasoned”, meaning they have five or more years of operations. The investment adviser seeks to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Sustainable earnings growth is determined by rigorous fundamental analysis of a company’s financial trends, products and services and other factors. The portfolio management team may utilize recommendations provided by the investment adviser’s research staff to make buy and sell decisions. SMID-Cap Portfolio is diversified across various economic sectors. The investment adviser may sell a security when its fundamentals deteriorate or when it is no longer attractively valued.

Many of the small to mid-sized companies that SMID-Cap Portfolio may purchase are more dependent on fewer products, services or product markets than more established companies, have limited financial resources or may rely upon a limited management group and may lack substantial capital reserves. Stocks of smaller companies frequently have lower trading volume and tend to be more sensitive to changes in earnings projections than stocks of more established companies, making them more volatile and possibly more difficult to value.

2. The following replaces “Fund Fees and Expenses” under “Fund Summaries - Eaton Vance-Atlanta Capital Small-Cap Fund”.

Fund Fees and Expenses. These tables describes the expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value
at time of purchase or time of redemption)	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)

Management Fees	1.00%

Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.87%
Less Expense Reimbursement and Fee Waiver*	(0.67)%
Net Annual Fund Operating Expenses (net of reimbursement and waiver)	1.20%

*The investment adviser and sub-adviser have agreed to waive a portion of their respective investment advisory and sub-advisory fees so that the monthly advisory fee will be equal to 0.80% annually of average daily net assets. The administrator and sub-adviser also have agreed to reimburse the Fund’s Other Expenses to the extent they exceed 0.15% of average daily net assets. These agreements may be changed or terminated after October 17, 2007, but are subject to Trustee approval if the reimbursement is reduced to the extent that the Fund’s Other Expenses would exceed 0.35% of average daily net assets.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Fund Shares	$690	$934	$1,197	$1,946

October 26, 2006	ATLRPROSPS1

Important Notice Regarding Change in Investment Policy

EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND Supplement to I Shares Prospectus dated February 1, 2006

Effective January 1, 2007, Eaton Vance-Atlanta Capital Small-Cap Fund (the “Fund”) intends to implement a name change and certain investment policy changes recently approved by the Fund’s Board of Trustees. The Board recently approved a change in the Fund’s investment policies to provide that the Fund will normally invest in small to mid-sized companies. To fully implement the policy changes, the Fund must modify its “80% policy”, which currently requires the Fund to invest at least 80% of its net assets in small company stocks. This policy may only be changed upon 60 days’ advance notice to shareholders. Accordingly, on January 1, 2007, the 80% policy will be changed to state that under normal circumstances, the Fund will invest at least 80% of its net assets in small to mid-cap stocks. The Fund currently invests its assets in Small-Cap Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund. The Portfolio’s Board of Trustees has approved identical changes to the Portfolio’s policies.

1. The following changes will be effective January 1, 2007:

a.	The name of the Fund will be changed to Eaton Vance-Atlanta Capital SMID-Cap Fund. The name of the Portfolio will be changed to SMID-Cap Portfolio.

b.	The following replaces the first two paragraphs in “Investment Objective and Principal Strategies” under “Fund Summaries - Eaton Vance-Atlanta Capital Small-Cap Fund”:

Investment Objective and Principal Strategies. The Fund’s investment objective is to seek long-term capital growth. The Fund invests primarily in common stocks of companies with small to mid-sized market capitalizations (“small to mid-cap stocks”).

The Fund will normally invest in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 Index (“Russell 2500”). Under normal circumstances, the Fund invests at least 80% of its net assets in small to mid-cap stocks. The portfolio securities of the Fund are selected by a portfolio management team which relies on the investment adviser’s research staff.

c. The following replaces the first three paragraphs under “Investment Objectives & Principal Policies and Risks” for Small-Cap Fund:

SMID-Cap Fund. SMID-Cap Fund’s investment objective is to seek long-term capital growth. SMID-Cap Fund currently invests in SMID-Cap Portfolio. SMID-Cap Portfolio normally invests in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 (“small to mid-cap stocks”). Under normal circumstances, the Portfolio invests at least 80% of its net assets in small to mid-cap stocks. The Portfolio may also invest in larger companies.

SMID-Cap Portfolio invests in a diversified selection of common stocks, emphasizing quality small to mid-sized companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. A company’s financial quality is determined by analysis of its financial statements and the use of “financial quality ratings” provided by nationally recognized rating services or as determined by the investment adviser when the company is not rated or when the investment adviser believes the assigned financial quality rating is not an accurate reflection of the company’s quality. Quality companies are generally “seasoned”, meaning they have five or more years of operations. The investment adviser seeks to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Sustainable earnings growth is determined by rigorous fundamental analysis of a company’s financial trends, products and services and other factors. The portfolio management team may utilize recommendations provided by the investment adviser’s research staff to make buy and sell decisions. SMID-Cap Portfolio is diversified across various economic sectors. The investment adviser may sell a security when its fundamentals deteriorate or when it is no longer attractively valued.

Many of the small to mid-sized companies that SMID-Cap Portfolio may purchase are more dependent on fewer products, services or product markets than more established companies, have limited financial resources or may rely upon a limited management group and may lack substantial capital reserves. Stocks of smaller companies frequently have lower trading volume and tend to be more sensitive to changes in earnings projections than stocks of more established companies, making them more volatile and possibly more difficult to value.

2. The following replaces “Fund Fees and Expenses” under “Fund Summaries - Eaton Vance-Atlanta Capital Small-Cap Fund”.

Fund Fees and Expenses. The table describes the expenses that you may pay if you buy and hold shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)

Management Fees	1.00%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.62%
Less Expense Reimbursement and Fee Waiver*	(0.67)%
Net Annual Fund Operating Expenses (net of reimbursement and waiver)	0.95%

*The investment adviser and sub-adviser have agreed to waive a portion of their respective investment advisory and sub-advisory fees so that the monthly advisory fee will be equal to 0.80% annually of average daily net assets. The administrator and sub-adviser also have agreed to reimburse the Fund’s Other Expenses to the extent they exceed 0.15% of average daily net assets. These agreements may be changed or terminated after October 17, 2007, but are subject to Trustee approval if the reimbursement is reduced to the extent that the Fund’s Other Expenses would exceed 0.35% of average daily net assets.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Fund Shares	$97	$303	$525	$1,166

October 26, 2006	ATLIPROSPS1